Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 18,732,000	Taxes	UNITED STATES		U.S. Federal Government	U.S. Federal Government
#: 2
	0	Taxes	UNITED STATES	Massachusetts	U.S. Federal Government	Adams	Limestone	Consumer & Specialties	Open Pit
#: 3
	0	Taxes	UNITED STATES	Connecticut	U.S. Federal Government	Canaan	Limestone	Consumer & Specialties	Open Pit
#: 4
	69,000	Fees	UNITED STATES	California	U.S. Federal Government	Lucerne Valley	Limestone	Consumer & Specialties	Open Pit
#: 5
	10,000	Fees	UNITED STATES	Arizona	U.S. Federal Government	Pima County	Limestone	Consumer & Specialties	Open Pit
#: 6
	177,000	Fees	UNITED STATES	Montana	U.S. Federal Government	Colony - Montana	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 7
	66,000	Fees	UNITED STATES	South Dakota	U.S. Federal Government	Colony - South Dakota	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 8
	138,000	Fees	UNITED STATES	Wyoming	U.S. Federal Government	Colony - Wyoming	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 9
	99,000	Fees	UNITED STATES	Montana	U.S. Federal Government	Lovell - Montana	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 10
	398,000	Fees	UNITED STATES	Wyoming	U.S. Federal Government	Lovell - Wyoming	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 11
	104,000	Fees	UNITED STATES	Nevada	U.S. Federal Government	Nevada	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 12
	0	Taxes	UNITED STATES	Alabama	U.S. Federal Government	Sandy Ridge	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 13
	0	Taxes	UNITED STATES	North Dakota	U.S. Federal Government	Gascoyne	Leonardite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 14
	7,125,000	Taxes	CHINA		Government of China	Government of China
#: 15
	1,516,000	Taxes	CHINA	Liaoning Sheng	Jianping Tax Authority	Chao Yang	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 16
	2,000	Comm. Social Resp.	CHINA	Liaoning Sheng	Jianping Tax Authority	Chao Yang	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 17
	181,000	Taxes	SLOVAKIA	Banskobystrický kraj	Government of the Slovak Republic	Lutila	Bentonite	Consumer & Specialties	Open Pit
#: 18
	42,000	Royalties	SLOVAKIA	Banskobystrický kraj	Government of the Slovak Republic	Lutila	Bentonite	Consumer & Specialties	Open Pit
#: 19
	28,000	Fees	SLOVAKIA	Banskobystrický kraj	Government of the Slovak Republic	Lutila	Bentonite	Consumer & Specialties	Open Pit
#: 20
	5,615,000	Taxes	TÜRKIYE		Government of Turkey	Government of Turkey
#: 21
	175,000	Royalties	TÜRKIYE	Ordu	Government of Turkey	Unye	Bentonite	Consumer & Specialties	Open Pit
#: 22
	845,000	Fees	TÜRKIYE	Ordu	Government of Turkey	Unye	Bentonite	Consumer & Specialties	Open Pit
#: 23
	446,000	Fees	TÜRKIYE	Edirne	Government of Turkey	Enez	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 24
	148,000	Fees	TÜRKIYE	Uşak	Government of Turkey	Usak	Bentonite	Consumer & Specialties	Open Pit
#: 25
	568,000	Taxes	AUSTRALIA	Queensland	Australia Federal Government	Gurulmundi	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 26
	42,000	Royalties	AUSTRALIA	Queensland	Queensland State Government	Gurulmundi	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit
#: 27
	$ 10,000	Fees	AUSTRALIA	Queensland	Queensland State Government	Gurulmundi	Bentonite	Consumer & Specialties and Engineered Solutions	Open Pit